Taxes on Income - Schedule of Deferred Tax Liabilities and Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax assets in respect of:
Accrued employees’ and directors’ compensation	$ 627	$ 324
Stock based compensation	2,699	2,289
Research and development expenses	2,241	2,847
Intangible assets	134	137
Loss on disposal group of assets held for sale		177
Unrealized gains on digital assets	(382,646)
Net loss carryforward	32,972	31,520
Total deferred tax assets	(343,973)	37,294
Less - valuation allowance	(38,673)	(37,294)
Deferred tax liability	$ (382,646)